Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	$ 50,592
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	23,859
Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	3,697
Other long term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	498
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	64,690
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	47,791
Short-term investments
Disclosure of fair value measurement of assets [line items]
Financial Assets	52,213
Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	42,990
Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	5,253
Preferred shares
Disclosure of fair value measurement of assets [line items]
Financial Assets	10,560
Royalty receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	1,553
Amortized cost | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	50,592
Amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	23,859
Amortized cost | Other long term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	498
FVTPL | Derivative liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	3,697
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	64,690
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	47,791
Amortized cost | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	42,990
Amortized cost | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	5,253
FVTPL | Short-term investments
Disclosure of fair value measurement of assets [line items]
Financial Assets	52,213
FVTPL | Preferred shares
Disclosure of fair value measurement of assets [line items]
Financial Assets	10,560
FVTPL | Royalty receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 1,553